Subsequent Events	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Subsequent Events
NOTE 20. SUBSEQUENT EVENTS
A. Recent financing activities
During the period from July 1 to August
31
, 2022, PEMEX entered into the following financing activities:

•
On August 19, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 5,000,000 due in 365 days, bearing interest at a floating rate linked to
28-day
TIIE plus 365 basis points.

•
On August 23, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$11,362 due in 178 days, bearing interest at a floating rate linked to one-month SOFR plus 175 basis points.

As of June 30, 2022, the outstanding amount under the PMI Trading revolving credit lines was U.S.$195,855. From July 1 to August
31
, 2022, PMI Trading obtained U.S.$212,668 from its revolving credit lines used for its trading activities and repaid U.S.$281,808. As of August
31
, 2022, the outstanding amount under this revolving credit line was U.S.$126,715. The available amount under this revolving credit lines was U.S.$98,285 as of August
31
, 2022.
As of August 26, 2022, PEMEX had U.S.$7,664,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which U.S.$1,905,300 and Ps. 37,000,000 are available.
B. Exchange rates and crude oil prices
As of August
31
, 2022, the Mexican
peso-U.S.
dollar exchange rate was Ps. 19.9945 per U.S. dollar, which represents a slight 0.05% appreciation of the value of the U.S. dollar as compared to the exchange rate as of June 30, 2022, which was Ps. 19.9847 per U.S. dollar. This increase in the U.S. dollar exchange rate, has led to an estimate of Ps. 898,505 in PEMEX’s foreign exchange loss
as of August
31
, 2022.
As of August
31
, 2022, the weighted average price of the crude oil exported by PEMEX was U.S.$89.73 per barrel. This represents a price decrease of
 18.0% as compared to the average price as of June 30, 2022, which was U.S.$104.79 per barrel.
C. Contributions from the Mexican Government
During the period from July 1 to August 31, 2022, the Mexican Government, through the Ministry of Energy, made equity capital contributions to Petróleos Mexicanos in the amount of
Ps. 6,969,342
for the construction of the Dos Bocas Refinery.
D. Russian activities in Ukraine and the related destabilization of the world energy markets.
PEMEX’s revenues and profitability are heavily dependent on the prices it receives from sales of oil and natural gas. Oil prices are particularly sensitive to actual and perceived threats to global political stability and to changes in production from OPEC member states. An actual increase, or the threat of an increase, in Russian activities in Ukraine could lead to increased volatility in global oil and gas prices. Destabilization of global oil and gas prices could reduce the price received from PEMEX’s sales of oil and natural gas and adversely affect PEMEX’s results and profitability. Increases in oil and gas prices may not persist and could be followed by price decreases based on factors beyond PEMEX’s control, including geopolitical events.
E. Advance payments for the future sale of turbosine
On July 20 and 21, 2022, Pemex Industrial Transformation received advance payments for the future sale of turbosine of Ps. 17,590,055 and U.S.$306,570 respectively. These funds will be used to increase the level of crude conversion at the Miguel Hidalgo
Refinery
, reducing the production of fuel oil and increasing the production of high-value petroleum products, such as diesel and gasoline; to comply with environmental legislation by producing gas, gasoline and diesel of Ultra Low Sulfur (UBA) quality. PEMEX recognized the cash received in cash and cash equivalents and a liability of customers’ advance payments.